Share-based Payments Arrangement - CHIEF's Employee Stock Options Outstanding (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]	Dec. 31, 2017 TWD ($) yr	Dec. 19, 2017 TWD ($)	Dec. 31, 2016 TWD ($) yr	Jul. 31, 2016 TWD ($)	Jun. 30, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Oct. 22, 2015 TWD ($)	Dec. 31, 2014 TWD ($)
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price		$ 147.00		$ 34.40	$ 43.00		$ 43.00
Granted on October 22, 2015 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price	$ 34.40		$ 34.40
Number of Options Outstanding	1,936		1,948			2,000		0
Weighted-average Remaining Contractual Life (Years) | yr	2.81		3.81
Weighted-average Exercise Price	$ 34.40		$ 34.40			$ 43.00		$ 0
Options Exercisable Number of Options	968		0			0
Option Exercisable Weighted-average Exercise Price	$ 34.40		$ 0			$ 0
Granted on December 19, 2017 [Member]
Disclosure of range of exercise prices of outstanding share options [Line Items]
Range of Exercise Price	$ 147.00
Number of Options Outstanding	950
Weighted-average Remaining Contractual Life (Years) | yr	4.96
Weighted-average Exercise Price	$ 147.00
Options Exercisable Number of Options	0
Option Exercisable Weighted-average Exercise Price	$ 0